FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

2.     FAIR VALUE MEASUREMENTS

        Fair value is defined as the price that would be received on sale of an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The FASB has established a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

        The three levels of the fair value hierarchy under the guidance for fair value measurement are described below:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities. Pricing inputs are based upon quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The valuations are based on quoted prices of the underlying security that are readily and regularly available in an active market, and accordingly, a significant degree of judgment is not required. As of September 30, 2013, the Company used Level 1 assumptions for its money market funds.
Level 2

Pricing inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. As of September 30, 2013, the Company did not have any Level 2 financial assets or liabilities.

Level 3

Pricing inputs are generally unobservable for the assets or liabilities and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require management's judgment or estimation of assumptions that market participants would use in pricing the assets or liabilities. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques. As of September 30, 2013, the Company used Level 3 assumptions for its convertible preferred stock warrant liability.

        The carrying amounts of cash equivalents, accounts receivable, prepaid expenses, accounts payable and accrued liabilities approximate fair value due to the short-term nature of these items. Based on the borrowing rates currently available to the Company for debt with similar terms, the carrying value of the line of credit and term-debt approximate fair value (using Level 2 inputs).

        Level 3 includes convertible preferred stock warrant liability, the value of which is determined based on an option-pricing model that takes into account the contract terms as well as multiple inputs, such as the Company's stock price, risk-free interest rates and expected volatility. Additional quantitative information related to the convertible preferred stock warrants is included in Note 8.

        The following table sets forth the Company's financial instruments that were measured at fair value on a recurring basis as of December 31, 2011 and 2012, and September 30, 2013, by level within the fair value hierarchy. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. The Company's fair value hierarchy for its financial assets and financial liabilities that are carried at fair value are as follows (in thousands):

December 31, 2011	Fair Value	Level 1	Level 2	Level 3
Money market funds (included in cash and cash equivalents)	$2,900	$2,900	$—	$—

Convertible preferred stock warrant liability	$(433)	$—	$—	$(433)

December 31, 2012	Fair Value	Level 1	Level 2	Level 3
Money market funds (included in cash and cash equivalents)	$2,900	$2,900	$—	$—

Convertible preferred stock warrant liability	$(2,741)	$—	$—	$(2,741)

September 30, 2013	Fair Value	Level 1	Level 2	Level 3
	(unaudited)
Money market funds (included in cash and cash equivalents)	$2,900	$2,900	$—	$—

        Convertible Preferred Stock Warrant Liability—Warrants to purchase the Company's convertible preferred stock are classified as liabilities in the consolidated balance sheets. The warrants are subject to remeasurement at each balance sheet date, and any change in fair value is recognized as a component of other income (expense) in the consolidated statements of operations.

        A reconciliation of the convertible preferred stock warrants measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) is as follows (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Balance at beginning of period	$138	$433	$433	$2,741
Changes in fair value of warrants	295	2,308	1,093	4,740
Conversion of warrants to common stock	—	—	—	(7,481)

Balance at end of period	$433	$2,741	$1,526	$—